Business Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2010 Scorpion [Member] USD ($)	Dec. 31, 2010 Scorpion [Member] USD ($)	Jul. 19, 2010 Scorpion [Member]	Jun. 04, 2010 Scorpion [Member] NOK	May 28, 2010 Scorpion [Member] USD ($)	Apr. 30, 2010 Scorpion [Member] NOK	Dec. 31, 2010 Gray [Member] USD ($)	Dec. 31, 2010 RIS [Member] USD ($)	Aug. 31, 2010 RIS [Member] USD ($)
Business Acquisitions [Abstract]
Purchase price of Universal Wireline				$ 26
Business Acquisition [Line Items]
Equity interest acquired (in hundredths)					100.00%	100.00%	98.80%		50.10%	40.00%
Share price (in NOK per share)										36.00
Number of premium jack up rigs operated by Scorpion										7
Bid price for remaining outstanding shares (in NOK per share)								40.50
Percentage of ownership who accepted the offer of stock purchase (in hundredths)							48.70%
Acquisition consideration [Abstract]
Cash					57	57
Fair Value of previously held 40% equity interest					226	226
Fair Value of Non Controlling Interests					282	282
Total acquisition consideration					565	565
Percentage of previously held equity interest to its fair value (in hundredths)									40.00%
Book value of the previously held 40% equity interest									115
Acquisition of remaining shares in acquiree					292
Purchase price of acquired entity			735		565	565					161	9	9
Assets [Abstract]
Intangible assets			38		0	0					36	2
Goodwill			85		0	0					80	5
Fixed assets			1,278		1,234	1,234					44	0
Receivables and other current assets			246		210	210					33	3
Total assets			1,647		1,444	1,444					193	10
Liabilities [Abstract]
Deferred tax			26		0	0					25	0
Payables and other current liabilities			831		823	823					8	1
Total liabilities			857		823	823					33	1
Purchase Price			735		565	565					161	9	9
Gain on bargain purchase	$ 0	$ 0	$ 56			$ 56					$ 0	$ 0